INVESCO MUNICIPAL TRUST

AMENDMENT NO. 7

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Municipal Trust (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of August 13, 2020, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2022, and has approved such change;

WHEREAS, this change has been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/12-VKQ VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2022.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means October 10, 2022 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

4. Except as amended hereby, the Statement of Preferences remains in full force and effect.

5. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 30th day of July, 2021

INVESCO MUNICIPAL TRUST

By:	/s/ Amanda Roberts
Name: Amanda Roberts
Title: Assistant Secretary